Pension and Other Postretirement Benefit Plans - Summary of Weighted Average Assumptions Used in Determining Pension Plan Information (Detail)	12 Months Ended
Dec. 31, 2012
Compensation And Retirement Disclosure [Abstract]
Discount rate	4.50%
Expected rate of return on plan assets	5.10%
Salary growth rate	4.60%